UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of seven years.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	15.81%	2.67%	13.04%
Class T (incl. 3.50% sales charge)	18.29%	2.92%	13.02%
Class B (incl. contingent deferred sales charge) A	16.89%	2.71%	13.13%
Class C (incl. contingent deferred sales charge) B	20.94%	3.13%	12.87%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

B Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Leveraged Company Stock Fund - Class A on July 31, 2001, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the 12 months ending July 31, 2011, extending a rally that began more than two years earlier. Despite a rough start in August 2010, markets turned positive in September, as increased demand for capital goods and other upbeat indicators trumped investor worry about a U.S. recessionary relapse. The broad market, as measured by the S&P 500® Index, rose 9% that month, its biggest September gain in 71 years. Seven more monthly advances followed, fueled by encouraging corporate earnings and economic activity. However, volatility picked up in the period's latter months, as markets reacted to continued high U.S. unemployment, nagging debt troubles in Europe and looming legislative battles over the federal debt ceiling. May unemployment rose above 9% for the first time in 2011, contributing to a traditional "June swoon" for stocks. Market uncertainty lingered in July, when the S&P 500® posted its second-biggest monthly loss of the period. For the full year, the S&P 500® climbed 19.65%, while the blue-chip-laden Dow Jones Industrial AverageSM rose a comparable 19.09% and the technology-heavy Nasdaq Composite® Index gained 23.40%. On the capitalization spectrum, stocks of mid-cap companies fared best, with the Russell Midcap® Index rising 24.51% and the small-cap Russell 2000® Index adding 23.92%.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor® Leveraged Company Stock Fund: For the year ending July 31, 2011, the fund's Class A, Class T, Class B and Class C shares returned 22.88%, 22.58%, 21.89% and 21.94%, respectively (excluding sales charges), outperforming the S&P 500®, but lagging the 23.17% gain of the Credit Suisse Leveraged Equity Index. Stock picking in materials, consumer discretionary and capital goods contributed the most versus the S&P 500. Underweighting financials also helped, although that benefit was somewhat offset by weak security selection there. Top relative contributors included chemicals companies Celanese, LyondellBassell Industries and W.R. Grace, and investments in energy companies El Paso and Frontier Oil, now part of Holly Frontier. Conversely, unfavorable stock picks in transportation hurt, as did overweighting banks. The fund's high-yield bond position also was a negative. Delta Air Lines and petroleum shipping company Overseas Shipholding Group detracted, as did underweighting computer giant Apple and not owning integrated oil company Exxon Mobil, two index heavyweights that outperformed. Several of the stocks I've mentioned were not part of the benchmark.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor® Leveraged Company Stock Fund: For the year ending July 31, 2011, the fund's Institutional Class shares returned 23.21%, outperforming the S&P 500® and the 23.17% gain of the Credit Suisse Leveraged Equity Index. Stock picking in materials, consumer disctretionary and capital goods contributed the most versus the S&P 500. Underweighting financials also helped, although that benefit was somewhat offset by weak security selection there. Top relative contributors included chemicals companies Celanese, LyondellBassell Industries and W.R. Grace, and investments in energy companies El Paso and Frontier Oil, now part of Holly Frontier. Conversely, unfavorable stock picks in transportation hurt, as did overweighting banks. The fund's high-yield bond position also was a negative. Delta Air Lines and petroleum shipping company Overseas Shipholding Group detracted, as did underweighting computer giant Apple and not owning integrated oil company Exxon Mobil, two index heavyweights that outperformed. Several of the stocks I've mentioned were not part of the benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 993.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.34%
Actual		$ 1,000.00	$ 991.90	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class B	1.91%
Actual		$ 1,000.00	$ 989.30	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 989.60	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 994.70	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.0	2.1
Service Corp. International	3.7	2.8
El Paso Corp.	3.3	2.8
ON Semiconductor Corp.	3.2	3.5
The AES Corp.	3.0	2.8
Peabody Energy Corp.	2.7	2.6
Tenet Healthcare Corp.	2.4	2.6
Comcast Corp. Class A	2.1	1.4
Owens Corning	1.9	1.9
Celanese Corp. Class A	1.8	2.1
	30.1
Top Five Market Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	17.4
Industrials	17.0	17.3
Materials	15.8	12.9
Energy	15.0	13.7
Information Technology	10.7	10.6
Asset Allocation (% of fund's net assets)
As of July 31, 2011 *		As of January 31, 2011 **
	Stocks 97.9%		Stocks 93.8%
	Bonds 0.1%		Bonds 1.3%
	Convertible Securities 0.0%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	12.4%	** Foreign investments	8.7%

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 2.0%
Exide Technologies (a)	3,069,163	$ 21,975
Johnson Controls, Inc.	451,700	16,690
Tenneco, Inc. (a)	353,300	14,111
The Goodyear Tire & Rubber Co. (a)	255,000	4,123
TRW Automotive Holdings Corp. (a)	333,800	16,847
		73,746
Automobiles - 1.1%
Daimler AG (United States)	153,600	11,082
General Motors Co.	636,480	17,618
General Motors Co.:
warrants 7/10/16 (a)	357,982	6,741
warrants 7/10/19 (a)	357,982	4,865
		40,306
Diversified Consumer Services - 3.9%
Service Corp. International (f)	12,855,676	134,599
Stewart Enterprises, Inc. Class A	1,163,232	8,084
		142,683
Hotels, Restaurants & Leisure - 1.0%
Ameristar Casinos, Inc.	89,900	1,996
Domino's Pizza, Inc. (a)	395,709	10,633
O'Charleys, Inc. (a)	172,151	1,048
Penn National Gaming, Inc. (a)	475,164	19,924
Wendy's Co. (a)	453,200	2,388
		35,989
Household Durables - 1.7%
Harman International Industries, Inc.	427,551	17,786
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	2,268
Lennar Corp. Class A	516,600	9,139
Newell Rubbermaid, Inc.	2,061,399	31,993
		61,186
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,339,225	8,504
Media - 3.7%
AMC Networks, Inc. Class A	109,744	4,081
Belo Corp. Series A	136,200	952
Cablevision Systems Corp. - NY Group Class A	438,976	10,693
Cinemark Holdings, Inc.	1,226,803	23,910
Comcast Corp. Class A	3,267,902	78,495
Gray Television, Inc. (a)(e)(f)	3,167,163	7,696
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	671,815	$ 2,754
LodgeNet Entertainment Corp. (a)(e)	11,800	33
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	7,181
		135,795
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	6,779
Charming Shoppes, Inc. (a)(e)	3,254,039	13,342
GameStop Corp. Class A (a)	1,756,805	41,425
Sally Beauty Holdings, Inc. (a)	1,303,600	22,422
		83,968
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	262,180	16,926
Deckers Outdoor Corp. (a)	382,214	37,935
Hanesbrands, Inc. (a)	335,900	10,248
PVH Corp.	451,282	32,289
		97,398
TOTAL CONSUMER DISCRETIONARY		679,575
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	338,731	22,593
Food Products - 2.0%
Darling International, Inc. (a)	3,620,380	61,112
Smithfield Foods, Inc. (a)	457,894	10,083
		71,195
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,742
TOTAL CONSUMER STAPLES		101,530
ENERGY - 15.0%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	182,000	14,083
Ensco International Ltd. ADR	90,000	4,793
Exterran Holdings, Inc. (a)(e)	859,455	15,883
Halliburton Co.	751,007	41,103
Noble Corp.	388,700	14,331
Oil States International, Inc. (a)	103,500	8,352
Parker Drilling Co. (a)	944,929	5,991
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc. (a)	108,000	$ 4,230
Schlumberger Ltd.	90,600	8,188
Transocean Ltd. (United States)	90,000	5,540
		122,494
Oil, Gas & Consumable Fuels - 11.7%
Alpha Natural Resources, Inc. (a)	339,757	14,511
Arch Coal, Inc.	272,945	6,987
Carrizo Oil & Gas, Inc. (a)	369,298	14,181
Chesapeake Energy Corp.	847,535	29,113
ConocoPhillips	192,400	13,851
CONSOL Energy, Inc.	226,000	12,114
El Paso Corp.	5,973,871	122,763
Forest Oil Corp. (a)	1,097,891	28,545
HollyFrontier Corp.	666,948	50,281
Overseas Shipholding Group, Inc. (e)	405,241	9,864
Paladin Energy Ltd. (Australia) (a)	849,100	2,444
Peabody Energy Corp.	1,743,686	100,210
Range Resources Corp.	227,800	14,843
Southwestern Energy Co. (a)	200,000	8,912
		428,619
TOTAL ENERGY		551,113
FINANCIALS - 5.6%
Commercial Banks - 3.3%
Huntington Bancshares, Inc.	9,144,520	55,279
Regions Financial Corp.	1,676,805	10,212
SunTrust Banks, Inc.	1,474,200	36,103
Wells Fargo & Co.	721,006	20,145
		121,739
Consumer Finance - 0.6%
American Express Co.	409,653	20,499
Diversified Financial Services - 0.1%
Citigroup, Inc.	136,160	5,220
Insurance - 0.7%
Assured Guaranty Ltd.	1,042,899	14,757
Lincoln National Corp.	360,400	9,551
		24,308
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
FelCor Lodging Trust, Inc. (a)	900,948	$ 4,631
Host Hotels & Resorts, Inc.	832,331	13,192
Sabra Health Care REIT, Inc.	452,492	6,520
		24,343
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	705,856	8,647
TOTAL FINANCIALS		204,756
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	342,292	10,094
Covidien PLC	286,325	14,542
		24,636
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	463,624	11,980
DaVita, Inc. (a)	416,653	34,807
HCA Holdings, Inc.	250,500	6,683
Kindred Healthcare, Inc. (a)	89,913	1,694
Sun Healthcare Group, Inc. (a)	452,492	3,167
Tenet Healthcare Corp. (a)	15,721,071	87,409
		145,740
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	526,442	26,912
Merck & Co., Inc.	599,800	20,471
		47,383
TOTAL HEALTH CARE		217,759
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	69,305	5,623
Teledyne Technologies, Inc. (a)	280,200	15,195
Textron, Inc.	497,300	11,503
		32,321
Airlines - 1.7%
AMR Corp. (a)(e)	945,470	4,009
Delta Air Lines, Inc. (a)	4,559,311	35,973
Southwest Airlines Co.	478,033	4,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	309,700	$ 5,612
US Airways Group, Inc. (a)	1,683,000	10,502
		60,857
Building Products - 3.1%
Armstrong World Industries, Inc.	954,422	37,700
Masco Corp.	796,259	8,401
Owens Corning (a)	1,905,657	67,803
Owens Corning warrants 10/31/13 (a)	193,400	754
		114,658
Commercial Services & Supplies - 3.2%
Cenveo, Inc. (a)	2,186,400	12,659
Clean Harbors, Inc. (a)	218,600	11,531
Deluxe Corp.	1,491,927	35,120
R.R. Donnelley & Sons Co.	363,600	6,839
Republic Services, Inc.	1,110,741	32,245
The Brink's Co.	389,160	11,613
Waste Management, Inc. (e)	278,308	8,764
		118,771
Electrical Equipment - 2.6%
Acuity Brands, Inc.	200,000	9,738
Belden, Inc.	856,834	31,574
Emerson Electric Co.	136,500	6,701
General Cable Corp. (a)(e)	453,600	18,040
Polypore International, Inc. (a)	451,600	30,709
		96,762
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	90,090	3,895
General Electric Co.	896,117	16,049
Tyco International Ltd.	267,791	11,860
		31,804
Machinery - 3.0%
Accuride Corp. warrants 2/26/12 (a)	352,472	25
Fiat Industrial SpA (a)	1,365,577	18,061
Ingersoll-Rand Co. Ltd.	1,099,077	41,127
Navistar International Corp. (a)	29,100	1,493
Stanley Black & Decker, Inc.	288,697	18,988
Timken Co.	380,252	16,606
WABCO Holdings, Inc. (a)	193,300	12,188
		108,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.2%
Navios Maritime Holdings, Inc. (e)	1,788,039	$ 7,706
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	590,870	8,928
CSX Corp.	271,800	6,678
Hertz Global Holdings, Inc. (a)	2,104,200	29,606
		45,212
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	8,652
TOTAL INDUSTRIALS		625,231
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	152,314	617
JDS Uniphase Corp. (a)	136,700	1,798
Motorola Mobility Holdings, Inc.	63,912	1,430
Motorola Solutions, Inc.	73,042	3,279
		7,124
Computers & Peripherals - 2.0%
Apple, Inc. (a)	114,414	44,676
EMC Corp. (a)	1,160,700	30,271
		74,947
Electronic Equipment & Components - 1.8%
Avnet, Inc. (a)	272,000	7,970
DDi Corp.	23,328	192
Flextronics International Ltd. (a)	5,970,363	38,509
SMTC Corp. (a)(e)	343,580	763
TTM Technologies, Inc. (a)	602,050	8,338
Viasystems Group, Inc. (a)	441,914	9,917
		65,689
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	117,818	2,732
VeriSign, Inc.	194,300	6,064
		8,796
IT Services - 0.5%
Alliance Data Systems Corp. (a)(e)	93,000	9,146
CACI International, Inc. Class A (a)	152,000	8,980
		18,126
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	980,158	$ 9,145
Semiconductors & Semiconductor Equipment - 5.3%
Amkor Technology, Inc. (a)	3,808,719	20,300
Cypress Semiconductor Corp.	541,200	11,138
Fairchild Semiconductor International, Inc. (a)	451,500	6,777
Freescale Semiconductor Holdings I Ltd.	299,400	4,889
Intel Corp.	376,819	8,414
Intersil Corp. Class A	1,177,013	14,183
Micron Technology, Inc. (a)	1,446,400	10,660
ON Semiconductor Corp. (a)	13,628,560	118,432
		194,793
Software - 0.4%
Autodesk, Inc. (a)	236,100	8,122
Microsoft Corp.	91,200	2,499
Nuance Communications, Inc. (a)	136,400	2,729
		13,350
TOTAL INFORMATION TECHNOLOGY		391,970
MATERIALS - 15.8%
Chemicals - 13.2%
Albemarle Corp.	199,321	13,271
Arch Chemicals, Inc.	317,658	14,968
Celanese Corp. Class A	1,216,111	67,044
Dow Chemical Co.	1,355,206	47,256
Ferro Corp. (a)	503,600	6,557
FMC Corp.	146,500	12,829
H.B. Fuller Co.	797,380	18,228
LyondellBasell Industries NV Class A	5,555,958	219,241
OMNOVA Solutions, Inc. (a)(f)	2,295,993	15,521
Phosphate Holdings, Inc. (a)	192,500	1,810
Solutia, Inc. (a)	554,000	11,878
TPC Group, Inc. (a)	93,624	3,759
W.R. Grace & Co. (a)	1,003,299	50,606
		482,968
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	467,904	28,757
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	437,500	18,349
Compass Minerals International, Inc.	211,300	16,638
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)	500,000	$ 3,150
Ormet Corp. (a)(h)	150,000	945
Reliance Steel & Aluminum Co.	150,065	7,055
Teck Resources Ltd. Class B (sub. vtg.)	341,500	16,921
		63,058
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	4,678
TOTAL MATERIALS		579,461
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	621,786	23,074
Level 3 Communications, Inc. (a)(e)	2,771,132	6,041
PAETEC Holding Corp. (a)	1,779,603	7,866
		36,981
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	669,409	29,052
Sprint Nextel Corp. (a)	4,653,313	19,684
		48,736
TOTAL TELECOMMUNICATION SERVICES		85,717
UTILITIES - 3.9%
Independent Power Producers & Energy Traders - 3.9%
Calpine Corp. (a)	2,051,300	33,334
The AES Corp. (a)	8,905,279	109,624
		142,958
TOTAL COMMON STOCKS (Cost $3,068,690)		3,580,070
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,785
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	360,987	$ 9,248
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,033
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	27
7.125% 7/15/13 (d)	6,805	74
7.2% 1/15/11 (d)	18,790	205
8.25% 7/15/23 (d)	20,460	223
8.375% 7/15/33 (d)	41,210	449
8.8% 3/1/21 (d)	8,800	96
		1,074
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	1
7.75% 8/15/16 (d)	7,395	1
		2
TOTAL CONSUMER DISCRETIONARY		1,076
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	3,976
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines Corp. 10% 2/1/09 (d)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (d)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $9,485)		5,052
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (g)	$ 4,289	$ 3,211
TOTAL FLOATING RATE LOANS (Cost $3,657)		3,211
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	76,939,647	76,940
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	53,508,738	53,509
TOTAL MONEY MARKET FUNDS (Cost $130,449)		130,449
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,234,343)		3,733,815
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(63,538)
NET ASSETS - 100%		$ 3,670,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $945,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	520
Total	$ 714
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 6,171	$ 1,395	$ -	$ -	$ 7,696
OMNOVA Solutions, Inc.	-	18,623	-	-	15,521
Service Corp. International	124,916	-	14,636	2,391	134,599
Total	$ 131,087	$ 20,018	$ 14,636	$ 2,391	$ 157,816
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 679,575	$ 679,575	$ -	$ -
Consumer Staples	107,315	101,530	-	5,785
Energy	551,113	551,113	-	-
Financials	214,004	214,004	-	-
Health Care	217,759	217,759	-	-
Industrials	625,231	625,231	-	-
Information Technology	391,970	391,970	-	-
Materials	579,461	579,461	-	-
Telecommunication Services	85,717	85,717	-	-
Utilities	142,958	142,958	-	-
Corporate Bonds	5,052	-	3,976	1,076
Floating Rate Loans	3,211	-	3,211	-
Money Market Funds	130,449	130,449	-	-
Total Investments in Securities:	$ 3,733,815	$ 3,719,767	$ 7,187	$ 6,861
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(17,886)
Cost of Purchases	-
Proceeds of Sales	(15,521)
Amortization/Accretion	119
Transfers in to Level 3	33,865
Transfers out of Level 3	-
Ending Balance	$ 6,861
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (17,886)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Netherlands	6.0%
Ireland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $794,482,000 of which $25,004,000 and $769,478,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $52,011) - See accompanying schedule: Unaffiliated issuers (cost $2,934,748)	$ 3,445,550
Fidelity Central Funds (cost $130,449)	130,449
Other affiliated issuers (cost $169,146)	157,816
Total Investments (cost $3,234,343)		$ 3,733,815
Receivable for investments sold		22,142
Receivable for fund shares sold		3,773
Dividends receivable		730
Interest receivable		57
Distributions receivable from Fidelity Central Funds		40
Other receivables		44
Total assets		3,760,601

Liabilities
Payable for investments purchased	$ 13,234
Payable for fund shares redeemed	19,539
Accrued management fee	1,943
Distribution and service plan fees payable	1,272
Other affiliated payables	775
Other payables and accrued expenses	52
Collateral on securities loaned, at value	53,509
Total liabilities		90,324

Net Assets		$ 3,670,277
Net Assets consist of:
Paid in capital		$ 3,970,338
Accumulated net investment loss		(876)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(798,657)
Net unrealized appreciation (depreciation) on investments		499,472
Net Assets		$ 3,670,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,426,322 ÷ 40,741 shares)	$ 35.01

Maximum offering price per share (100/94.25 of $35.01)	$ 37.15
Class T: Net Asset Value and redemption price per share ($906,340 ÷ 26,375 shares)	$ 34.36

Maximum offering price per share (100/96.50 of $34.36)	$ 35.61
Class B: Net Asset Value and offering price per share ($121,055 ÷ 3,642 shares)A	$ 33.24

Class C: Net Asset Value and offering price per share ($522,149 ÷ 15,708 shares)A	$ 33.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($694,411 ÷ 19,594 shares)	$ 35.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Dividends (including $2,391 earned from other affiliated issuers)		$ 28,821
Interest		4,854
Income from Fidelity Central Funds		714
Total income		34,389

Expenses
Management fee	$ 23,418
Transfer agent fees	8,518
Distribution and service plan fees	15,327
Accounting and security lending fees	1,051
Custodian fees and expenses	49
Independent trustees' compensation	21
Registration fees	150
Audit	65
Legal	45
Miscellaneous	27
Total expenses before reductions	48,671
Expense reductions	(170)	48,501
Net investment income (loss)		(14,112)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	258,070
Other affiliated issuers	2,190
Foreign currency transactions	43
Total net realized gain (loss)		260,303
Change in net unrealized appreciation (depreciation) on: Investment securities	509,596
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		509,602
Net gain (loss)		769,905
Net increase (decrease) in net assets resulting from operations		$ 755,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (14,112)	$ 1,580
Net realized gain (loss)	260,303	75,243
Change in net unrealized appreciation (depreciation)	509,602	591,610
Net increase (decrease) in net assets resulting from operations	755,793	668,433
Distributions to shareholders from net investment income	(1,440)	(10,931)
Distributions to shareholders from net realized gain	(5,372)	(838)
Total distributions	(6,812)	(11,769)
Share transactions - net increase (decrease)	(740,112)	(251,730)
Total increase (decrease) in net assets	8,869	404,934

Net Assets
Beginning of period	3,661,408	3,256,474
End of period (including accumulated net investment loss of $876 and undistributed net investment income of $6,730, respectively)	$ 3,670,277	$ 3,661,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Income from Investment Operations
Net investment income (loss) E	(.08)	.05	.27	.05	.35 H	.11
Net realized and unrealized gain (loss)	6.61	4.91	(12.93)	(.97)	5.47	4.95
Total from investment operations	6.53	4.96	(12.66)	(.92)	5.82	5.06
Distributions from net investment income	(.01) N	(.09)	(.12)	(.23)	(.04)	(.07)
Distributions from net realized gain	(.06) N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.07)	(.10)	(.12)	(1.21) M	(.21)	(.16) L
Net asset value, end of period	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Total Return B, C, D	22.88%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13%	1.15%	1.20%	1.12% A	1.11%	1.16%
Expenses net of fee waivers, if any	1.13%	1.15%	1.20%	1.12% A	1.11%	1.16%
Expenses net of all reductions	1.12%	1.15%	1.20%	1.12% A	1.11%	1.16%
Net investment income (loss)	(.23)%	.18%	1.27%	.20% A	.93% H	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share.

M Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

N The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Income from Investment Operations
Net investment income (loss) E	(.15)	(.01)	.22	(.01)	.26 H	.04
Net realized and unrealized gain (loss)	6.48	4.83	(12.73)	(.95)	5.39	4.88
Total from investment operations	6.33	4.82	(12.51)	(.96)	5.65	4.92
Distributions from net investment income	- N	(.06)	(.10)	(.14)	-	(.03)
Distributions from net realized gain	(.02) N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.02)	(.07)	(.10)	(1.13) M	(.17)	(.12) L
Net asset value, end of period	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Total Return B, C, D	22.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35%	1.37%	1.42%	1.34% A	1.34%	1.40%
Expenses net of fee waivers, if any	1.35%	1.37%	1.42%	1.34% A	1.34%	1.40%
Expenses net of all reductions	1.35%	1.37%	1.42%	1.34% A	1.34%	1.39%
Net investment income (loss)	(.45)%	(.04)%	1.05%	(.03)% A	.70% H	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 906	$ 867	$ 728	$ 1,037	$ 895	$ 480
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share.

M Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

N The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Income from Investment Operations
Net investment income (loss) E	(.33)	(.17)	.10	(.15)	.05 H	(.13)
Net realized and unrealized gain (loss)	6.30	4.72	(12.43)	(.93)	5.29	4.81
Total from investment operations	5.97	4.55	(12.33)	(1.08)	5.34	4.68
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.93)	(.17)	(.06)
Total distributions	-	(.01)	(.04)	(.93) M	(.17)	(.06) L
Net asset value, end of period	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Total Return B, C, D	21.89%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%
Ratios to Average Net Assets F, J
Expenses before reductions	1.93%	1.96%	1.97%	1.92% A	1.90%	1.96%
Expenses net of fee waivers, if any	1.93%	1.96%	1.97%	1.92% A	1.90%	1.96%
Expenses net of all reductions	1.92%	1.96%	1.97%	1.92% A	1.90%	1.95%
Net investment income (loss)	(1.03)%	(.63)%	.49%	(.61)% A	.14% H	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 131	$ 128	$ 230	$ 227	$ 150
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Distributions from net realized gain represent $.055 per share.

M Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Income from Investment Operations
Net investment income (loss) E	(.31)	(.15)	.11	(.13)	.07 H	(.10)
Net realized and unrealized gain (loss)	6.29	4.72	(12.42)	(.94)	5.30	4.79
Total from investment operations	5.98	4.57	(12.31)	(1.07)	5.37	4.69
Distributions from net investment income	-	- L	(.04)	(.01)	-	-
Distributions from net realized gain	-	(.01)	-	(.98)	(.17)	(.06)
Total distributions	-	(.01)	(.04)	(.99) N	(.17)	(.06) M
Net asset value, end of period	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Total Return B, C, D	21.94%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86%	1.89%	1.94%	1.85% A	1.84%	1.89%
Expenses net of fee waivers, if any	1.86%	1.89%	1.94%	1.85% A	1.84%	1.89%
Expenses net of all reductions	1.86%	1.89%	1.94%	1.85% A	1.84%	1.88%
Net investment income (loss)	(.97)%	(.56)%	.53%	(.54)% A	.20% H	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 522	$ 525	$ 496	$ 962	$ 850	$ 413
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Amount represents less than $.01 per share.

M Distributions from net realized gain represent $.055 per share.

N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008 H	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Income from Investment Operations
Net investment income (loss) D	.02	.13	.33	.12	.46 G	.21
Net realized and unrealized gain (loss)	6.67	4.96	(13.06)	(.99)	5.51	4.98
Total from investment operations	6.69	5.09	(12.73)	(.87)	5.97	5.19
Distributions from net investment income	(.05) M	(.15)	(.15)	(.31)	(.11)	(.13)
Distributions from net realized gain	(.10) M	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.15)	(.16)	(.15)	(1.29) K	(.28)	(.21) L
Net asset value, end of period	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Total Return B, C	23.21%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.85%	.87%	.93%	.85% A	.84%	.87%
Expenses net of fee waivers, if any	.85%	.87%	.93%	.85% A	.84%	.87%
Expenses net of all reductions	.85%	.87%	.93%	.85% A	.83%	.86%
Net investment income (loss)	.04%	.46%	1.54%	.47% A	1.21% G	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 694	$ 710	$ 561	$ 985	$ 722	$ 203
Portfolio turnover rate F	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, non-taxable dividends, equity-debt classifications, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 856,965
Gross unrealized depreciation	(361,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 495,326

Tax Cost	$ 3,238,489

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (794,482)
Net unrealized appreciation (depreciation)	$ 495,326

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July, 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 6,813	$ 11,769

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $672,764 and $1,435,766, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,766	$ 37
Class T	.25%	.25%	4,733	7
Class B	.75%	.25%	1,333	1,000
Class C	.75%	.25%	5,495	505
			$ 15,327	$ 1,549

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 230
Class T	33
Class B*	336
Class C*	37
$ 636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,510.23
Class T	1,941.21
Class B	372.28
Class C	1,200.22
Institutional Class	1,495.21
	$ 8,518

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $520. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 330	$ 5,056
Class T	-	2,026
Class C	-	43
Institutional Class	1,110	3,806
Total	$ 1,440	$ 10,931
From net realized gain
Class A	$ 2,670	$ 338
Class T	690	190
Class B	-	33
Class C	-	130
Institutional Class	2,012	147
Total	$ 5,372	$ 838

Annual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	8,794	11,711	$ 302,028	$ 327,293
Reinvestment of distributions	84	193	2,694	5,000
Shares redeemed	(18,145)	(18,592)	(605,426)	(516,704)
Net increase (decrease)	(9,267)	(6,688)	$ (300,704)	$ (184,411)
Class T
Shares sold	6,492	9,963	$ 217,970	$ 273,469
Reinvestment of distributions	19	82	643	2,097
Shares redeemed	(11,059)	(10,383)	(364,349)	(282,302)
Net increase (decrease)	(4,548)	(338)	$ (145,736)	$ (6,736)
Class B
Shares sold	89	471	$ 2,833	$ 12,479
Reinvestment of distributions	-	1	-	29
Shares redeemed	(1,245)	(1,294)	(39,345)	(34,610)
Net increase (decrease)	(1,156)	(822)	$ (36,512)	$ (22,102)
Class C
Shares sold	1,737	2,909	$ 57,110	$ 77,789
Reinvestment of distributions	-	5	-	132
Shares redeemed	(5,296)	(5,512)	(166,690)	(146,858)
Net increase (decrease)	(3,559)	(2,598)	$ (109,580)	$ (68,937)
Institutional Class
Shares sold	9,169	12,795	$ 313,032	$ 355,940
Reinvestment of distributions	78	117	2,419	3,087
Shares redeemed	(14,227)	(11,745)	(463,031)	(328,571)
Net increase (decrease)	(4,980)	1,167	$ (147,580)	$ 30,456

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Class A and Class T designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A and Class T designate 100% of the dividends distributed during the fiscal year as amounts which can be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Leveraged Company Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan® 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSF-UANN-0911
1.786693.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Institutional Class

Annual Report

July 31, 2011
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fundperformance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

The second half of 2011 began with U.S. equities continuing to give back some of the gains achieved earlier in the year. In the days leading up to July 31, markets were shaken by a political stalemate in which Congress struggled to address the debt ceiling issue before an early-August deadline. The resulting uncertainty held back markets in July, the third consecutive monthly decline for equities, effectively reversing the positive momentum seen through the end of April. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2011	Past 1 year	Past 5 years	Past 10 years
Institutional Class	23.21%	4.18%	14.03%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Leveraged Company Stock Fund - Institutional Class on July 31, 2001. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stocks registered solid double-digit gains for the 12 months ending July 31, 2011, extending a rally that began more than two years earlier. Despite a rough start in August 2010, markets turned positive in September, as increased demand for capital goods and other upbeat indicators trumped investor worry about a U.S. recessionary relapse. The broad market, as measured by the S&P 500® Index, rose 9% that month, its biggest September gain in 71 years. Seven more monthly advances followed, fueled by encouraging corporate earnings and economic activity. However, volatility picked up in the period's latter months, as markets reacted to continued high U.S. unemployment, nagging debt troubles in Europe and looming legislative battles over the federal debt ceiling. May unemployment rose above 9% for the first time in 2011, contributing to a traditional "June swoon" for stocks. Market uncertainty lingered in July, when the S&P 500® posted its second-biggest monthly loss of the period. For the full year, the S&P 500® climbed 19.65%, while the blue-chip-laden Dow Jones Industrial AverageSM rose a comparable 19.09% and the technology-heavy Nasdaq Composite® Index gained 23.40%. On the capitalization spectrum, stocks of mid-cap companies fared best, with the Russell Midcap® Index rising 24.51% and the small-cap Russell 2000® Index adding 23.92%.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor® Leveraged Company Stock Fund: For the year ending July 31, 2011, the fund's Class A, Class T, Class B and Class C shares returned 22.88%, 22.58%, 21.89% and 21.94%, respectively (excluding sales charges), outperforming the S&P 500®, but lagging the 23.17% gain of the Credit Suisse Leveraged Equity Index. Stock picking in materials, consumer discretionary and capital goods contributed the most versus the S&P 500. Underweighting financials also helped, although that benefit was somewhat offset by weak security selection there. Top relative contributors included chemicals companies Celanese, LyondellBassell Industries and W.R. Grace, and investments in energy companies El Paso and Frontier Oil, now part of Holly Frontier. Conversely, unfavorable stock picks in transportation hurt, as did overweighting banks. The fund's high-yield bond position also was a negative. Delta Air Lines and petroleum shipping company Overseas Shipholding Group detracted, as did underweighting computer giant Apple and not owning integrated oil company Exxon Mobil, two index heavyweights that outperformed. Several of the stocks I've mentioned were not part of the benchmark.

Comments from Thomas Soviero, Portfolio Manager of Fidelity Advisor® Leveraged Company Stock Fund: For the year ending July 31, 2011, the fund's Institutional Class shares returned 23.21%, outperforming the S&P 500® and the 23.17% gain of the Credit Suisse Leveraged Equity Index. Stock picking in materials, consumer disctretionary and capital goods contributed the most versus the S&P 500. Underweighting financials also helped, although that benefit was somewhat offset by weak security selection there. Top relative contributors included chemicals companies Celanese, LyondellBassell Industries and W.R. Grace, and investments in energy companies El Paso and Frontier Oil, now part of Holly Frontier. Conversely, unfavorable stock picks in transportation hurt, as did overweighting banks. The fund's high-yield bond position also was a negative. Delta Air Lines and petroleum shipping company Overseas Shipholding Group detracted, as did underweighting computer giant Apple and not owning integrated oil company Exxon Mobil, two index heavyweights that outperformed. Several of the stocks I've mentioned were not part of the benchmark.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2011 to July 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2011	Ending Account Value July 31, 2011	Expenses Paid During Period* February 1, 2011 to July 31, 2011
Class A	1.11%
Actual		$ 1,000.00	$ 993.20	$ 5.49
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56
Class T	1.34%
Actual		$ 1,000.00	$ 991.90	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.15	$ 6.71
Class B	1.91%
Actual		$ 1,000.00	$ 989.30	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.32	$ 9.54
Class C	1.85%
Actual		$ 1,000.00	$ 989.60	$ 9.13
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Institutional Class	.84%
Actual		$ 1,000.00	$ 994.70	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.63	$ 4.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.0	2.1
Service Corp. International	3.7	2.8
El Paso Corp.	3.3	2.8
ON Semiconductor Corp.	3.2	3.5
The AES Corp.	3.0	2.8
Peabody Energy Corp.	2.7	2.6
Tenet Healthcare Corp.	2.4	2.6
Comcast Corp. Class A	2.1	1.4
Owens Corning	1.9	1.9
Celanese Corp. Class A	1.8	2.1
	30.1
Top Five Market Sectors as of July 31, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	18.5	17.4
Industrials	17.0	17.3
Materials	15.8	12.9
Energy	15.0	13.7
Information Technology	10.7	10.6
Asset Allocation (% of fund's net assets)
As of July 31, 2011 *		As of January 31, 2011 **
	Stocks 97.9%		Stocks 93.8%
	Bonds 0.1%		Bonds 1.3%
	Convertible Securities 0.0%		Convertible Securities 0.3%
	Other Investments 0.1%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 4.1%
* Foreign investments	12.4%	** Foreign investments	8.7%

Annual Report

Investments July 31, 2011

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 2.0%
Exide Technologies (a)	3,069,163	$ 21,975
Johnson Controls, Inc.	451,700	16,690
Tenneco, Inc. (a)	353,300	14,111
The Goodyear Tire & Rubber Co. (a)	255,000	4,123
TRW Automotive Holdings Corp. (a)	333,800	16,847
		73,746
Automobiles - 1.1%
Daimler AG (United States)	153,600	11,082
General Motors Co.	636,480	17,618
General Motors Co.:
warrants 7/10/16 (a)	357,982	6,741
warrants 7/10/19 (a)	357,982	4,865
		40,306
Diversified Consumer Services - 3.9%
Service Corp. International (f)	12,855,676	134,599
Stewart Enterprises, Inc. Class A	1,163,232	8,084
		142,683
Hotels, Restaurants & Leisure - 1.0%
Ameristar Casinos, Inc.	89,900	1,996
Domino's Pizza, Inc. (a)	395,709	10,633
O'Charleys, Inc. (a)	172,151	1,048
Penn National Gaming, Inc. (a)	475,164	19,924
Wendy's Co. (a)	453,200	2,388
		35,989
Household Durables - 1.7%
Harman International Industries, Inc.	427,551	17,786
Hovnanian Enterprises, Inc. Class A (a)(e)	1,181,000	2,268
Lennar Corp. Class A	516,600	9,139
Newell Rubbermaid, Inc.	2,061,399	31,993
		61,186
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,339,225	8,504
Media - 3.7%
AMC Networks, Inc. Class A	109,744	4,081
Belo Corp. Series A	136,200	952
Cablevision Systems Corp. - NY Group Class A	438,976	10,693
Cinemark Holdings, Inc.	1,226,803	23,910
Comcast Corp. Class A	3,267,902	78,495
Gray Television, Inc. (a)(e)(f)	3,167,163	7,696
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
LIN TV Corp. Class A (a)	671,815	$ 2,754
LodgeNet Entertainment Corp. (a)(e)	11,800	33
Nexstar Broadcasting Group, Inc. Class A (a)	819,700	7,181
		135,795
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	6,779
Charming Shoppes, Inc. (a)(e)	3,254,039	13,342
GameStop Corp. Class A (a)	1,756,805	41,425
Sally Beauty Holdings, Inc. (a)	1,303,600	22,422
		83,968
Textiles, Apparel & Luxury Goods - 2.6%
Coach, Inc.	262,180	16,926
Deckers Outdoor Corp. (a)	382,214	37,935
Hanesbrands, Inc. (a)	335,900	10,248
PVH Corp.	451,282	32,289
		97,398
TOTAL CONSUMER DISCRETIONARY		679,575
CONSUMER STAPLES - 2.8%
Food & Staples Retailing - 0.6%
Whole Foods Market, Inc.	338,731	22,593
Food Products - 2.0%
Darling International, Inc. (a)	3,620,380	61,112
Smithfield Foods, Inc. (a)	457,894	10,083
		71,195
Personal Products - 0.2%
Revlon, Inc. (a)	459,739	7,742
TOTAL CONSUMER STAPLES		101,530
ENERGY - 15.0%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	182,000	14,083
Ensco International Ltd. ADR	90,000	4,793
Exterran Holdings, Inc. (a)(e)	859,455	15,883
Halliburton Co.	751,007	41,103
Noble Corp.	388,700	14,331
Oil States International, Inc. (a)	103,500	8,352
Parker Drilling Co. (a)	944,929	5,991
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Rowan Companies, Inc. (a)	108,000	$ 4,230
Schlumberger Ltd.	90,600	8,188
Transocean Ltd. (United States)	90,000	5,540
		122,494
Oil, Gas & Consumable Fuels - 11.7%
Alpha Natural Resources, Inc. (a)	339,757	14,511
Arch Coal, Inc.	272,945	6,987
Carrizo Oil & Gas, Inc. (a)	369,298	14,181
Chesapeake Energy Corp.	847,535	29,113
ConocoPhillips	192,400	13,851
CONSOL Energy, Inc.	226,000	12,114
El Paso Corp.	5,973,871	122,763
Forest Oil Corp. (a)	1,097,891	28,545
HollyFrontier Corp.	666,948	50,281
Overseas Shipholding Group, Inc. (e)	405,241	9,864
Paladin Energy Ltd. (Australia) (a)	849,100	2,444
Peabody Energy Corp.	1,743,686	100,210
Range Resources Corp.	227,800	14,843
Southwestern Energy Co. (a)	200,000	8,912
		428,619
TOTAL ENERGY		551,113
FINANCIALS - 5.6%
Commercial Banks - 3.3%
Huntington Bancshares, Inc.	9,144,520	55,279
Regions Financial Corp.	1,676,805	10,212
SunTrust Banks, Inc.	1,474,200	36,103
Wells Fargo & Co.	721,006	20,145
		121,739
Consumer Finance - 0.6%
American Express Co.	409,653	20,499
Diversified Financial Services - 0.1%
Citigroup, Inc.	136,160	5,220
Insurance - 0.7%
Assured Guaranty Ltd.	1,042,899	14,757
Lincoln National Corp.	360,400	9,551
		24,308
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.7%
FelCor Lodging Trust, Inc. (a)	900,948	$ 4,631
Host Hotels & Resorts, Inc.	832,331	13,192
Sabra Health Care REIT, Inc.	452,492	6,520
		24,343
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	705,856	8,647
TOTAL FINANCIALS		204,756
HEALTH CARE - 5.9%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. (a)	342,292	10,094
Covidien PLC	286,325	14,542
		24,636
Health Care Providers & Services - 3.9%
Community Health Systems, Inc. (a)	463,624	11,980
DaVita, Inc. (a)	416,653	34,807
HCA Holdings, Inc.	250,500	6,683
Kindred Healthcare, Inc. (a)	89,913	1,694
Sun Healthcare Group, Inc. (a)	452,492	3,167
Tenet Healthcare Corp. (a)	15,721,071	87,409
		145,740
Pharmaceuticals - 1.3%
Hospira, Inc. (a)	526,442	26,912
Merck & Co., Inc.	599,800	20,471
		47,383
TOTAL HEALTH CARE		217,759
INDUSTRIALS - 17.0%
Aerospace & Defense - 0.9%
American Science & Engineering, Inc.	69,305	5,623
Teledyne Technologies, Inc. (a)	280,200	15,195
Textron, Inc.	497,300	11,503
		32,321
Airlines - 1.7%
AMR Corp. (a)(e)	945,470	4,009
Delta Air Lines, Inc. (a)	4,559,311	35,973
Southwest Airlines Co.	478,033	4,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc. (a)	309,700	$ 5,612
US Airways Group, Inc. (a)	1,683,000	10,502
		60,857
Building Products - 3.1%
Armstrong World Industries, Inc.	954,422	37,700
Masco Corp.	796,259	8,401
Owens Corning (a)	1,905,657	67,803
Owens Corning warrants 10/31/13 (a)	193,400	754
		114,658
Commercial Services & Supplies - 3.2%
Cenveo, Inc. (a)	2,186,400	12,659
Clean Harbors, Inc. (a)	218,600	11,531
Deluxe Corp.	1,491,927	35,120
R.R. Donnelley & Sons Co.	363,600	6,839
Republic Services, Inc.	1,110,741	32,245
The Brink's Co.	389,160	11,613
Waste Management, Inc. (e)	278,308	8,764
		118,771
Electrical Equipment - 2.6%
Acuity Brands, Inc.	200,000	9,738
Belden, Inc.	856,834	31,574
Emerson Electric Co.	136,500	6,701
General Cable Corp. (a)(e)	453,600	18,040
Polypore International, Inc. (a)	451,600	30,709
		96,762
Industrial Conglomerates - 0.9%
Carlisle Companies, Inc.	90,090	3,895
General Electric Co.	896,117	16,049
Tyco International Ltd.	267,791	11,860
		31,804
Machinery - 3.0%
Accuride Corp. warrants 2/26/12 (a)	352,472	25
Fiat Industrial SpA (a)	1,365,577	18,061
Ingersoll-Rand Co. Ltd.	1,099,077	41,127
Navistar International Corp. (a)	29,100	1,493
Stanley Black & Decker, Inc.	288,697	18,988
Timken Co.	380,252	16,606
WABCO Holdings, Inc. (a)	193,300	12,188
		108,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.2%
Navios Maritime Holdings, Inc. (e)	1,788,039	$ 7,706
Road & Rail - 1.2%
Avis Budget Group, Inc. (a)	590,870	8,928
CSX Corp.	271,800	6,678
Hertz Global Holdings, Inc. (a)	2,104,200	29,606
		45,212
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	543,824	8,652
TOTAL INDUSTRIALS		625,231
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)	152,314	617
JDS Uniphase Corp. (a)	136,700	1,798
Motorola Mobility Holdings, Inc.	63,912	1,430
Motorola Solutions, Inc.	73,042	3,279
		7,124
Computers & Peripherals - 2.0%
Apple, Inc. (a)	114,414	44,676
EMC Corp. (a)	1,160,700	30,271
		74,947
Electronic Equipment & Components - 1.8%
Avnet, Inc. (a)	272,000	7,970
DDi Corp.	23,328	192
Flextronics International Ltd. (a)	5,970,363	38,509
SMTC Corp. (a)(e)	343,580	763
TTM Technologies, Inc. (a)	602,050	8,338
Viasystems Group, Inc. (a)	441,914	9,917
		65,689
Internet Software & Services - 0.2%
DealerTrack Holdings, Inc. (a)	117,818	2,732
VeriSign, Inc.	194,300	6,064
		8,796
IT Services - 0.5%
Alliance Data Systems Corp. (a)(e)	93,000	9,146
CACI International, Inc. Class A (a)	152,000	8,980
		18,126
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	980,158	$ 9,145
Semiconductors & Semiconductor Equipment - 5.3%
Amkor Technology, Inc. (a)	3,808,719	20,300
Cypress Semiconductor Corp.	541,200	11,138
Fairchild Semiconductor International, Inc. (a)	451,500	6,777
Freescale Semiconductor Holdings I Ltd.	299,400	4,889
Intel Corp.	376,819	8,414
Intersil Corp. Class A	1,177,013	14,183
Micron Technology, Inc. (a)	1,446,400	10,660
ON Semiconductor Corp. (a)	13,628,560	118,432
		194,793
Software - 0.4%
Autodesk, Inc. (a)	236,100	8,122
Microsoft Corp.	91,200	2,499
Nuance Communications, Inc. (a)	136,400	2,729
		13,350
TOTAL INFORMATION TECHNOLOGY		391,970
MATERIALS - 15.8%
Chemicals - 13.2%
Albemarle Corp.	199,321	13,271
Arch Chemicals, Inc.	317,658	14,968
Celanese Corp. Class A	1,216,111	67,044
Dow Chemical Co.	1,355,206	47,256
Ferro Corp. (a)	503,600	6,557
FMC Corp.	146,500	12,829
H.B. Fuller Co.	797,380	18,228
LyondellBasell Industries NV Class A	5,555,958	219,241
OMNOVA Solutions, Inc. (a)(f)	2,295,993	15,521
Phosphate Holdings, Inc. (a)	192,500	1,810
Solutia, Inc. (a)	554,000	11,878
TPC Group, Inc. (a)	93,624	3,759
W.R. Grace & Co. (a)	1,003,299	50,606
		482,968
Containers & Packaging - 0.8%
Rock-Tenn Co. Class A	467,904	28,757
Metals & Mining - 1.7%
AngloGold Ashanti Ltd. sponsored ADR	437,500	18,349
Compass Minerals International, Inc.	211,300	16,638
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)	500,000	$ 3,150
Ormet Corp. (a)(h)	150,000	945
Reliance Steel & Aluminum Co.	150,065	7,055
Teck Resources Ltd. Class B (sub. vtg.)	341,500	16,921
		63,058
Paper & Forest Products - 0.1%
Neenah Paper, Inc.	231,700	4,678
TOTAL MATERIALS		579,461
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.0%
CenturyLink, Inc.	621,786	23,074
Level 3 Communications, Inc. (a)(e)	2,771,132	6,041
PAETEC Holding Corp. (a)	1,779,603	7,866
		36,981
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	669,409	29,052
Sprint Nextel Corp. (a)	4,653,313	19,684
		48,736
TOTAL TELECOMMUNICATION SERVICES		85,717
UTILITIES - 3.9%
Independent Power Producers & Energy Traders - 3.9%
Calpine Corp. (a)	2,051,300	33,334
The AES Corp. (a)	8,905,279	109,624
		142,958
TOTAL COMMON STOCKS (Cost $3,068,690)		3,580,070
Nonconvertible Preferred Stocks - 0.4%

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Revlon, Inc. Series A 12.75%	1,007,783	5,785
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I Series 2, 8.125%	360,987	$ 9,248
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,062)		15,033
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 2,515	27
7.125% 7/15/13 (d)	6,805	74
7.2% 1/15/11 (d)	18,790	205
8.25% 7/15/23 (d)	20,460	223
8.375% 7/15/33 (d)	41,210	449
8.8% 3/1/21 (d)	8,800	96
		1,074
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	6,660	1
7.75% 8/15/16 (d)	7,395	1
		2
TOTAL CONSUMER DISCRETIONARY		1,076
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	4,570	3,976
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines Corp. 10% 2/1/09 (d)	215	0
Northwest Airlines, Inc. 9.875% 3/15/07 (d)	1,605	0
TOTAL NONCONVERTIBLE BONDS (Cost $9,485)		5,052
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7282% 10/10/17 (g)	$ 4,289	$ 3,211
TOTAL FLOATING RATE LOANS (Cost $3,657)		3,211
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	76,939,647	76,940
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	53,508,738	53,509
TOTAL MONEY MARKET FUNDS (Cost $130,449)		130,449
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,234,343)		3,733,815
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(63,538)
NET ASSETS - 100%		$ 3,670,277
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $945,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	5/14/07	$ 3,263
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 194
Fidelity Securities Lending Cash Central Fund	520
Total	$ 714
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 6,171	$ 1,395	$ -	$ -	$ 7,696
OMNOVA Solutions, Inc.	-	18,623	-	-	15,521
Service Corp. International	124,916	-	14,636	2,391	134,599
Total	$ 131,087	$ 20,018	$ 14,636	$ 2,391	$ 157,816
Other Information

The following is a summary of the inputs used, as of July 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 679,575	$ 679,575	$ -	$ -
Consumer Staples	107,315	101,530	-	5,785
Energy	551,113	551,113	-	-
Financials	214,004	214,004	-	-
Health Care	217,759	217,759	-	-
Industrials	625,231	625,231	-	-
Information Technology	391,970	391,970	-	-
Materials	579,461	579,461	-	-
Telecommunication Services	85,717	85,717	-	-
Utilities	142,958	142,958	-	-
Corporate Bonds	5,052	-	3,976	1,076
Floating Rate Loans	3,211	-	3,211	-
Money Market Funds	130,449	130,449	-	-
Total Investments in Securities:	$ 3,733,815	$ 3,719,767	$ 7,187	$ 6,861
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,284
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(17,886)
Cost of Purchases	-
Proceeds of Sales	(15,521)
Amortization/Accretion	119
Transfers in to Level 3	33,865
Transfers out of Level 3	-
Ending Balance	$ 6,861
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2011	$ (17,886)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Netherlands	6.0%
Ireland	1.5%
Singapore	1.1%
Others (Individually Less Than 1%)	3.8%
100.0%
Income Tax Information

At July 31, 2011, the Fund had a capital loss carryforward of approximately $794,482,000 of which $25,004,000 and $769,478,000 will expire in fiscal 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2011

Assets
Investment in securities, at value (including securities loaned of $52,011) - See accompanying schedule: Unaffiliated issuers (cost $2,934,748)	$ 3,445,550
Fidelity Central Funds (cost $130,449)	130,449
Other affiliated issuers (cost $169,146)	157,816
Total Investments (cost $3,234,343)		$ 3,733,815
Receivable for investments sold		22,142
Receivable for fund shares sold		3,773
Dividends receivable		730
Interest receivable		57
Distributions receivable from Fidelity Central Funds		40
Other receivables		44
Total assets		3,760,601

Liabilities
Payable for investments purchased	$ 13,234
Payable for fund shares redeemed	19,539
Accrued management fee	1,943
Distribution and service plan fees payable	1,272
Other affiliated payables	775
Other payables and accrued expenses	52
Collateral on securities loaned, at value	53,509
Total liabilities		90,324

Net Assets		$ 3,670,277
Net Assets consist of:
Paid in capital		$ 3,970,338
Accumulated net investment loss		(876)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(798,657)
Net unrealized appreciation (depreciation) on investments		499,472
Net Assets		$ 3,670,277

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2011

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,426,322 ÷ 40,741 shares)	$ 35.01

Maximum offering price per share (100/94.25 of $35.01)	$ 37.15
Class T: Net Asset Value and redemption price per share ($906,340 ÷ 26,375 shares)	$ 34.36

Maximum offering price per share (100/96.50 of $34.36)	$ 35.61
Class B: Net Asset Value and offering price per share ($121,055 ÷ 3,642 shares)A	$ 33.24

Class C: Net Asset Value and offering price per share ($522,149 ÷ 15,708 shares)A	$ 33.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($694,411 ÷ 19,594 shares)	$ 35.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2011

Investment Income
Dividends (including $2,391 earned from other affiliated issuers)		$ 28,821
Interest		4,854
Income from Fidelity Central Funds		714
Total income		34,389

Expenses
Management fee	$ 23,418
Transfer agent fees	8,518
Distribution and service plan fees	15,327
Accounting and security lending fees	1,051
Custodian fees and expenses	49
Independent trustees' compensation	21
Registration fees	150
Audit	65
Legal	45
Miscellaneous	27
Total expenses before reductions	48,671
Expense reductions	(170)	48,501
Net investment income (loss)		(14,112)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	258,070
Other affiliated issuers	2,190
Foreign currency transactions	43
Total net realized gain (loss)		260,303
Change in net unrealized appreciation (depreciation) on: Investment securities	509,596
Assets and liabilities in foreign currencies	6
Total change in net unrealized appreciation (depreciation)		509,602
Net gain (loss)		769,905
Net increase (decrease) in net assets resulting from operations		$ 755,793

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2011	Year ended July 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (14,112)	$ 1,580
Net realized gain (loss)	260,303	75,243
Change in net unrealized appreciation (depreciation)	509,602	591,610
Net increase (decrease) in net assets resulting from operations	755,793	668,433
Distributions to shareholders from net investment income	(1,440)	(10,931)
Distributions to shareholders from net realized gain	(5,372)	(838)
Total distributions	(6,812)	(11,769)
Share transactions - net increase (decrease)	(740,112)	(251,730)
Total increase (decrease) in net assets	8,869	404,934

Net Assets
Beginning of period	3,661,408	3,256,474
End of period (including accumulated net investment loss of $876 and undistributed net investment income of $6,730, respectively)	$ 3,670,277	$ 3,661,408

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99	$ 28.09
Income from Investment Operations
Net investment income (loss) E	(.08)	.05	.27	.05	.35 H	.11
Net realized and unrealized gain (loss)	6.61	4.91	(12.93)	(.97)	5.47	4.95
Total from investment operations	6.53	4.96	(12.66)	(.92)	5.82	5.06
Distributions from net investment income	(.01) N	(.09)	(.12)	(.23)	(.04)	(.07)
Distributions from net realized gain	(.06) N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.07)	(.10)	(.12)	(1.21) M	(.21)	(.16) L
Net asset value, end of period	$ 35.01	$ 28.55	$ 23.69	$ 36.47	$ 38.60	$ 32.99
Total Return B, C, D	22.88%	20.96%	(34.57)%	(2.42)%	17.74%	18.10%
Ratios to Average Net Assets F, J
Expenses before reductions	1.13%	1.15%	1.20%	1.12% A	1.11%	1.16%
Expenses net of fee waivers, if any	1.13%	1.15%	1.20%	1.12% A	1.11%	1.16%
Expenses net of all reductions	1.12%	1.15%	1.20%	1.12% A	1.11%	1.16%
Net investment income (loss)	(.23)%	.18%	1.27%	.20% A	.93% H	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 1,426	$ 1,428	$ 1,343	$ 2,288	$ 1,719	$ 736
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Total distributions of $.16 per share is comprised of distributions from net investment income of $.073 and distributions from net realized gain of $.087 per share.

M Total distributions of $1.21 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.983 per share.

N The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52	$ 27.72
Income from Investment Operations
Net investment income (loss) E	(.15)	(.01)	.22	(.01)	.26 H	.04
Net realized and unrealized gain (loss)	6.48	4.83	(12.73)	(.95)	5.39	4.88
Total from investment operations	6.33	4.82	(12.51)	(.96)	5.65	4.92
Distributions from net investment income	- N	(.06)	(.10)	(.14)	-	(.03)
Distributions from net realized gain	(.02) N	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.02)	(.07)	(.10)	(1.13) M	(.17)	(.12) L
Net asset value, end of period	$ 34.36	$ 28.05	$ 23.30	$ 35.91	$ 38.00	$ 32.52
Total Return B, C, D	22.58%	20.72%	(34.71)%	(2.57)%	17.45%	17.80%
Ratios to Average Net Assets F, J
Expenses before reductions	1.35%	1.37%	1.42%	1.34% A	1.34%	1.40%
Expenses net of fee waivers, if any	1.35%	1.37%	1.42%	1.34% A	1.34%	1.40%
Expenses net of all reductions	1.35%	1.37%	1.42%	1.34% A	1.34%	1.39%
Net investment income (loss)	(.45)%	(.04)%	1.05%	(.03)% A	.70% H	.14%
Supplemental Data
Net assets, end of period (in millions)	$ 906	$ 867	$ 728	$ 1,037	$ 895	$ 480
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .26%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Total distributions of $.12 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.087 per share.

M Total distributions of $1.13 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.983 per share.

N The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94	$ 27.32
Income from Investment Operations
Net investment income (loss) E	(.33)	(.17)	.10	(.15)	.05 H	(.13)
Net realized and unrealized gain (loss)	6.30	4.72	(12.43)	(.93)	5.29	4.81
Total from investment operations	5.97	4.55	(12.33)	(1.08)	5.34	4.68
Distributions from net investment income	-	-	(.04)	-	-	-
Distributions from net realized gain	-	(.01)	-	(.93)	(.17)	(.06)
Total distributions	-	(.01)	(.04)	(.93) M	(.17)	(.06) L
Net asset value, end of period	$ 33.24	$ 27.27	$ 22.73	$ 35.10	$ 37.11	$ 31.94
Total Return B, C, D	21.89%	20.00%	(35.06)%	(2.93)%	16.79%	17.14%
Ratios to Average Net Assets F, J
Expenses before reductions	1.93%	1.96%	1.97%	1.92% A	1.90%	1.96%
Expenses net of fee waivers, if any	1.93%	1.96%	1.97%	1.92% A	1.90%	1.96%
Expenses net of all reductions	1.92%	1.96%	1.97%	1.92% A	1.90%	1.95%
Net investment income (loss)	(1.03)%	(.63)%	.49%	(.61)% A	.14% H	(.43)%
Supplemental Data
Net assets, end of period (in millions)	$ 121	$ 131	$ 128	$ 230	$ 227	$ 150
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.30)%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Distributions from net realized gain represent $.055 per share.

M Distributions from net realized gain represent $.932 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2011	2010	2009	2008 I	2007 K	2006 K
Selected Per-Share Data
Net asset value, beginning of period	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91	$ 27.28
Income from Investment Operations
Net investment income (loss) E	(.31)	(.15)	.11	(.13)	.07 H	(.10)
Net realized and unrealized gain (loss)	6.29	4.72	(12.42)	(.94)	5.30	4.79
Total from investment operations	5.98	4.57	(12.31)	(1.07)	5.37	4.69
Distributions from net investment income	-	- L	(.04)	(.01)	-	-
Distributions from net realized gain	-	(.01)	-	(.98)	(.17)	(.06)
Total distributions	-	(.01)	(.04)	(.99) N	(.17)	(.06) M
Net asset value, end of period	$ 33.24	$ 27.26	$ 22.70	$ 35.05	$ 37.11	$ 31.91
Total Return B, C, D	21.94%	20.13%	(35.06)%	(2.91)%	16.90%	17.20%
Ratios to Average Net Assets F, J
Expenses before reductions	1.86%	1.89%	1.94%	1.85% A	1.84%	1.89%
Expenses net of fee waivers, if any	1.86%	1.89%	1.94%	1.85% A	1.84%	1.89%
Expenses net of all reductions	1.86%	1.89%	1.94%	1.85% A	1.84%	1.88%
Net investment income (loss)	(.97)%	(.56)%	.53%	(.54)% A	.20% H	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 522	$ 525	$ 496	$ 962	$ 850	$ 413
Portfolio turnover rate G	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.24)%.

I For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K For the period ended November 30.

L Amount represents less than $.01 per share.

M Distributions from net realized gain represent $.055 per share.

N Total distributions of $.99 per share is comprised of distributions from net investment income of $.010 and distributions from net realized gain of $.982 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2011	2010	2009	2008 H	2007 J	2006 J
Selected Per-Share Data
Net asset value, beginning of period	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32	$ 28.34
Income from Investment Operations
Net investment income (loss) D	.02	.13	.33	.12	.46 G	.21
Net realized and unrealized gain (loss)	6.67	4.96	(13.06)	(.99)	5.51	4.98
Total from investment operations	6.69	5.09	(12.73)	(.87)	5.97	5.19
Distributions from net investment income	(.05) M	(.15)	(.15)	(.31)	(.11)	(.13)
Distributions from net realized gain	(.10) M	(.01)	-	(.98)	(.17)	(.09)
Total distributions	(.15)	(.16)	(.15)	(1.29) K	(.28)	(.21) L
Net asset value, end of period	$ 35.44	$ 28.90	$ 23.97	$ 36.85	$ 39.01	$ 33.32
Total Return B, C	23.21%	21.30%	(34.38)%	(2.26)%	18.06%	18.43%
Ratios to Average Net Assets E, I
Expenses before reductions	.85%	.87%	.93%	.85% A	.84%	.87%
Expenses net of fee waivers, if any	.85%	.87%	.93%	.85% A	.84%	.87%
Expenses net of all reductions	.85%	.87%	.93%	.85% A	.83%	.86%
Net investment income (loss)	.04%	.46%	1.54%	.47% A	1.21% G	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 694	$ 710	$ 561	$ 985	$ 722	$ 203
Portfolio turnover rate F	18%	22%	45%	22% A	19%	9%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .77%.

H For the eight month period ended July 31. The Fund changed its fiscal year from November 30 to July 31, effective July 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J For the period ended November 30.

K Total distributions of $1.29 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.983 per share.

L Total distributions of $.21 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.087 per share.

M The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2011, the Fund did not have any unrecognized tax benefits in the financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, non-taxable dividends, equity-debt classifications, net operating losses, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 856,965
Gross unrealized depreciation	(361,639)
Net unrealized appreciation (depreciation) on securities and other investments	$ 495,326

Tax Cost	$ 3,238,489

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (794,482)
Net unrealized appreciation (depreciation)	$ 495,326

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be July, 31, 2012.

The tax character of distributions paid was as follows:

	July 31, 2011	July 31, 2010
Ordinary Income	$ 6,813	$ 11,769

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $672,764 and $1,435,766, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .61% of the Fund's average net assets.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 3,766	$ 37
Class T	.25%	.25%	4,733	7
Class B	.75%	.25%	1,333	1,000
Class C	.75%	.25%	5,495	505
			$ 15,327	$ 1,549

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 230
Class T	33
Class B*	336
Class C*	37
$ 636

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 3,510.23
Class T	1,941.21
Class B	372.28
Class C	1,200.22
Institutional Class	1,495.21
	$ 8,518

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $37 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is

Annual Report

8. Security Lending - continued

determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $520. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $169 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2011	2010
From net investment income
Class A	$ 330	$ 5,056
Class T	-	2,026
Class C	-	43
Institutional Class	1,110	3,806
Total	$ 1,440	$ 10,931
From net realized gain
Class A	$ 2,670	$ 338
Class T	690	190
Class B	-	33
Class C	-	130
Institutional Class	2,012	147
Total	$ 5,372	$ 838

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2011	2010	2011	2010
Class A
Shares sold	8,794	11,711	$ 302,028	$ 327,293
Reinvestment of distributions	84	193	2,694	5,000
Shares redeemed	(18,145)	(18,592)	(605,426)	(516,704)
Net increase (decrease)	(9,267)	(6,688)	$ (300,704)	$ (184,411)
Class T
Shares sold	6,492	9,963	$ 217,970	$ 273,469
Reinvestment of distributions	19	82	643	2,097
Shares redeemed	(11,059)	(10,383)	(364,349)	(282,302)
Net increase (decrease)	(4,548)	(338)	$ (145,736)	$ (6,736)
Class B
Shares sold	89	471	$ 2,833	$ 12,479
Reinvestment of distributions	-	1	-	29
Shares redeemed	(1,245)	(1,294)	(39,345)	(34,610)
Net increase (decrease)	(1,156)	(822)	$ (36,512)	$ (22,102)
Class C
Shares sold	1,737	2,909	$ 57,110	$ 77,789
Reinvestment of distributions	-	5	-	132
Shares redeemed	(5,296)	(5,512)	(166,690)	(146,858)
Net increase (decrease)	(3,559)	(2,598)	$ (109,580)	$ (68,937)
Institutional Class
Shares sold	9,169	12,795	$ 313,032	$ 355,940
Reinvestment of distributions	78	117	2,419	3,087
Shares redeemed	(14,227)	(11,745)	(463,031)	(328,571)
Net increase (decrease)	(4,980)	1,167	$ (147,580)	$ 30,456

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and the Shareholders of Fidelity Advisor Leveraged Company Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Leveraged Company Stock Fund (a fund of Fidelity Advisor Series I) at July 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Leveraged Company Stock Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 19, 2011

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 221 funds advised by FMR or an affiliate. Mr. Curvey oversees 419 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's equity and high income funds and another Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
James C. Curvey (76)

Year of Election or Appointment: 2007
Mr. Curvey is Trustee and Acting Chairman of the Board of Trustees of certain Trusts. Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Ronald P. O'Hanley (54)

Year of Election or Appointment: 2011
Mr. O'Hanley is Director of FMR Co., Inc. (2010-present), Director of Fidelity Investments Money Management, Inc. (2010-present), Director of Fidelity Research & Analysis Company (2010-present), President of Fidelity Asset Management and Corporate Services and a member of Fidelity's Executive Committee (2010-present). Previously, Mr. O'Hanley served as President and Chief Executive Officer of BNY Mellon Asset Management (2007-2010). Mr. O'Hanley also served as Vice Chairman of Bank New York Mellon Corp. and a member of that firm's Executive Committee. Prior to the 2007 merger of The Bank of New York and Mellon Financial Corporation, he was Vice Chairman of Mellon Financial Corporation and President and Chief Executive Officer of Mellon Asset Management. He joined Mellon in February 1997. Mr. O'Hanley currently serves as Chairman of the Boston Public Library Foundation Board of Directors and sits on the Board of Directors of Beth Israel Deaconess Medical Center, the Board of Trustees of the Marine Biological Laboratory and the Advisory Board of the Maxwell School of Citizenship and Public Administration at Syracuse University. Mr. O'Hanley also chairs the Council on Asset Management for the Financial Services Roundtable and is a member of the Board of Directors of Institutional Investor's U.S. Institute.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (63)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008). Mr. Dirks is a member of the Independent Directors Council (IDC) Governing Council (2010-Present) and Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (57)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (private equity). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's, Inc. (restaurant and entertainment complexes, 2010-present), The Hillman Companies, Inc. (hardware wholesalers, 2010-present), and Bristol-Myers Squibb Company (global pharmaceuticals, 2007-present). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-Present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for the Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (67)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is also a member of the Board of Directors of the Philharmonic Center for the Arts in Naples, Florida (1999-present); a member of the Board of Trustees of Fairfield University (2005-present); and a member of the Council on Foreign Relations (1994-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (66)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Robert W. Selander (60)

Year of Election or Appointment: 2011

Previously, Mr. Selander served as Member of the Advisory Board of Fidelity's Equity and High Income Funds (2011), Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (67)

Year of Election or Appointment: 2005

Ms. Small is a member of the Board of Directors of the Teagle Foundation (2009-present). Ms. Small is also a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. In addition, Ms. Small serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (72)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Vice Chairman of the Independent Trustees of the Equity and High Income Funds (2006-present). Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of Univar (global distributor of commodity and specialty chemicals, 2010-present), a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment, 2005-present). Mr. Stavropoulos is a special advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (62)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (60)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-present). Mr. Wiley serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Members and Executive Officers:

Correspondence intended for each executive officer, Edward C. Johnson 3d, and Peter S. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (81)

Year of Election or Appointment: 2011

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC, and also serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as a Trustee and Chairman of the Board of certain Fidelity Trusts, Chairman and a Director of FMR, Chairman and a Director of FMR Co., Inc., and President of FMR LLC (2006-2007).

Peter S. Lynch (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity's Equity and High Income Funds. Mr. Lynch is Vice Chairman and a Director of FMR and FMR Co., Inc. In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (41)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins also serves as President and Treasurer (2010-present) and Assistant Treasurer (2009-present) of other Fidelity funds and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Bruce T. Herring (45)

Year of Election or Appointment: 2006

Vice President of certain Equity Funds. Mr. Herring also serves as Chief Investment Officer and Director of Fidelity Management & Research (U.K.) Inc. (2010-present) and Group Chief Investments Officer of FMR. Previously, Mr. Herring served as Vice President (2005-2006) and Senior Vice President (2006-2007) of Fidelity Management & Research Company, Vice President of FMR Co., Inc. (2001-2007) and as a portfolio manager for Fidelity U.S. Equity Funds.

Brian B. Hogan (46)

Year of Election or Appointment: 2009

Vice President of Equity and High Income Funds. Mr. Hogan also serves as President of FMR's Equity Division (2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Scott C. Goebel (43)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

William C. Coffey (42)

Year of Election or Appointment: 2009

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. Coffey also serves as Senior Vice President and Deputy General Counsel of FMR LLC (2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth A. Rathgeber (64)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), Pyramis Global Advisors, LLC (2005-present), and Strategic Advisers, Inc. (2005-present).

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (50)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Adrien E. Deberghes (43)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Equity and High Income Funds. Ms. Dorsey also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

John R. Hebble (53)

Year of Election or Appointment: 2009

Assistant Treasurer of Fidelity's Equity and High Income Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), President and Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments.

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

Institutional Class designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed during the fiscal year as amounts which can be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Leveraged Company Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in their deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan® 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured over multiple periods against (i) a broad-based securities market index, and (ii) a custom peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Institutional Class (Class I) and Class B of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a custom peer group of mutual funds defined by FMR based on categories assigned by Morningstar, Inc. The returns of Institutional Class (Class I) and Class B show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's custom peer group, defined by FMR, is a peer group that FMR believes provides a more meaningful performance comparison than the peer group assigned by Morningstar, Inc., which assigns mutual funds to categories based on their investment styles as measured by their underlying portfolio holdings.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Leveraged Company Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Institutional Class (Class I) of the fund was in the third quartile for the one-year period, the fourth quartile for the three-year period, and the second quartile for the five-year period. The Board also noted that the investment performance of Institutional Class (Class I) of the fund compared favorably to its benchmark for the three- and five-year periods, although the fund's one-year total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group. The Board also reviewed the fund's performance since inception as well as performance in the current year. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

Annual Report

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Advisor Leveraged Company Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, and Institutional Class ranked below its competitive median for 2010 and the total expense ratio of Class T ranked above its competitive median for 2010. The Board considered that various factors, including 12b-1 fees, positive or negative performance adjustments, and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Annual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Class T was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year and length of portfolio manager tenure for different categories of funds over time; (iii) Fidelity's compensation structure for portfolio managers and other key personnel and strategies for attracting and retaining non-investment personnel; (iv) the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (v) historical trends in Fidelity's realization of fall-out benefits; (vi) Fidelity's group fee structures and the rationale for the individual fee rates of certain funds; (vii) fund profitability methodology and the impact of certain factors on fund profitability results; (viii) trends regarding industry use of performance fee structures and Fidelity's compliance practices with respect to performance adjustment calculations; (ix) the fee structures in place for certain other Fidelity clients; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

ALSFI-UANN-0911
1.786694.108

Item 2. Code of Ethics

As of the end of the period, July 31, 2011, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Advisor Leveraged Company Stock Fund (the "Fund"):

Services Billed by PwC

July 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$57,000	$-	$4,300	$3,800

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Leveraged Company Stock Fund	$56,000	$-	$4,100	$3,500

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by PwC

	July 31, 2011A	July 31, 2010A
Audit-Related Fees	$1,860,000	$2,180,000
Tax Fees	$-	$-
All Other Fees	$365,000	$145,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	July 31, 2011 A	July 31, 2010 A
PwC	$4,100,000	$4,500,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Fund, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 26, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 26, 2011